OPERATING DATA - Revenue Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Advances received	$ 505	$ 351
1 year or less
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, (in percent)	100.00%